Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
REVENUES:
Crude Oil Logistics	$ 3,136,635	$ 2,260,075	$ 1,666,884
Water Solutions	301,686	229,139	159,601
Liquids	2,415,041	2,215,985	1,537,172
Refined Products and Renewables	2,834,433	2,247,574	1,851,764
Other	1,362	1,174	844
Total Revenues	8,689,157	6,953,947	5,216,265
COST OF SALES:
Crude Oil Logistics	2,902,656	2,113,747	1,572,015
Water Solutions	(10,787)	19,345	4,068
Liquids	2,277,709	2,128,522	1,432,200
Refined Products and Renewables	2,811,554	2,001,417	1,729,880
Other	1,929	530	400
Total Cost of Sales	7,983,061	6,263,561	4,738,563
OPERATING COSTS AND EXPENSES:
Operating	231,065	193,076	173,046
General and administrative	107,407	97,979	100,839
Depreciation and amortization	211,973	208,398	179,613
Loss (gain) on disposal or impairment of assets, net	34,296	(17,118)	(208,982)
Revaluation of liabilities	(5,373)	20,716	6,717
Operating Income	126,728	187,335	226,469
OTHER INCOME (EXPENSE):
Equity in earnings of unconsolidated entities	2,533	7,539	3,830
Revaluation of investments	0	0	(14,365)
Interest expense	(164,725)	(199,149)	(149,601)
(Loss) gain on early extinguishment of liabilities, net	(12,340)	(23,201)	24,727
Other (expense) income, net	(30,418)	6,352	26,420
(Loss) Income From Continuing Operations Before Income Taxes	(78,222)	(21,124)	117,480
INCOME TAX EXPENSE	(1,233)	(1,353)	(1,933)
(Loss) Income From Continuing Operations	(79,455)	(22,477)	115,547
Income (Loss) From Discontinued Operations, net of Tax	418,850	(47,128)	28,327
Net Income (Loss)	339,395	(69,605)	143,874
LESS: NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	20,206	(240)	(6,832)
LESS: NET LOSS (INCOME) ATTRIBUTABLE TO REDEEMABLE NONCONTROLLING INTERESTS	446	(1,030)	0
NET INCOME (LOSS) ATTRIBUTABLE TO NGL ENERGY PARTNERS LP	360,047	(70,875)	137,042
NET (LOSS) INCOME FROM CONTINUING OPERATIONS ALLOCATED TO COMMON UNITHOLDERS (NOTE 3)	(171,153)	(82,816)	78,369
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS ALLOCATED TO COMMON UNITHOLDERS (NOTE 3)	418,877	(48,110)	28,299
NET INCOME (LOSS) ALLOCATED TO COMMON UNITHOLDERS	$ 247,724	$ (130,926)	$ 106,668
BASIC INCOME (LOSS) PER COMMON UNIT
(Loss) Income From Continuing Operations	$ (1.39)	$ (0.68)	$ 0.73
Income (Loss) From Discontinued Operations, net of Tax	3.41	(0.40)	0.26
Net Income (Loss)	2.01	(1.08)	0.99
DILUTED INCOME (LOSS) PER COMMON UNIT
(Loss) Income From Continuing Operations	(1.39)	(0.68)	0.70
Income (Loss) From Discontinued Operations, net of Tax	3.41	(0.40)	0.25
Net Income (Loss)	$ 2.01	$ (1.08)	$ 0.95
BASIC WEIGHTED AVERAGE COMMON UNITS OUTSTANDING (in units)	123,017,064	120,991,340	108,091,486
DILUTED WEIGHTED AVERAGE COMMON UNITS OUTSTANDING (in units)	123,017,064	120,991,340	111,850,621